SIGNIFICANT ACCOUNTING POLICIES - Accrued warranties and related costs (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Changes in the Company's accrued warranties and related costs
Beginning accrued warranty expense	$ 1,133	$ 2,114	$ 2,114	$ 2,330
Current period claims	(236)	(223)	(442)	(456)
Provision for current period sales	256	357	307	490
Impact of accounting estimate change			(846)
Mustang disposal				(250)
Ending accrued warranty expense	$ 1,153	$ 2,248	$ 1,133	$ 2,114